LEASES (Summary of Maturity of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 21,846
2025	19,223
2026	17,435
2027	13,539
2028	6,682
Thereafter	21,580
Total future minimum lease payment	100,305
Less: imputed interest	(18,631)
Present value of future minimum lease payments	81,674
Less: current portion of operating lease liabilities	(17,089)	$ (9,986)
Long-term operating lease liabilities	64,585	59,176
Finance Leases
2024	30,625
2025	27,622
2026	30,207
2027	21,091
2028	19,536
Thereafter	498,572
Total future minimum lease payment	627,653
Less: imputed interest	(363,744)
Present value of future minimum lease payments	263,909
Less: current portion of operating lease liabilities	(10,299)	(1,486)
Long-term operating lease liabilities	$ 253,610	$ 9,151